Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation Exchange Rates (Details) (US VR Global Inc.) (Parenthetical) - US VR Global Inc. [Member]	10 Months Ended
Dec. 31, 2017 USD ($)
Period-end RM [Member]
Exchange rate	$ 1
Period-average RM [Member]
Exchange rate	1
Period-end HKD [Member]
Exchange rate	1
Period-average HKD [Member]
Exchange rate	$ 1